	APPLIED FINANCE SELECT FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
99.74%	COMMON STOCK
10.51%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	74,820	$15,264,776
	Meta Platforms, Inc.	23,345	16,088,907
	Verizon Communications, Inc.	325,007	12,802,026
	The Walt Disney Co	124,502	14,076,196
			58,231,905
9.71%	CONSUMER DISCRETIONARY
	Aptiv plc(A)	150,438	9,390,340
	Darden Restaurants, Inc.	66,211	12,927,036
	DR Horton, Inc.	68,000	9,649,200
	LKQ Corp.	286,908	10,727,490
	Lowe's Companies, Inc.	42,834	11,138,553
			53,832,619
5.49%	CONSUMER STAPLES
	Constellation Brands, Inc.	34,047	6,155,698
	Keurig Dr Pepper, Inc.	241,552	7,753,819
	Target Corp.	57,718	7,959,889
	Tyson Foods, Inc. Class A	151,854	8,578,233
			30,447,639
3.49%	ENERGY
	Chevron Corp.	45,445	6,779,940
	ConocoPhillips	64,103	6,335,300
	Valero Energy Corp.	46,908	6,238,764
			19,354,004
15.32%	FINANCIALS
	Ameriprise Financial, Inc.	21,408	11,632,251
	Bank of America Corp.	282,821	13,094,612
	Fiserv, Inc.(A)	54,416	11,756,033
	JPMorgan Chase & Co.	52,787	14,109,965
	Mastercard, Inc. Class A	21,747	12,078,936
	MetLife, Inc.	129,659	11,216,800
	The Travelers Companies, Inc	45,098	11,057,128
			84,945,725
	APPLIED FINANCE SELECT FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
10.70%	HEALTH CARE
	CVS Health Corp.	114,633	$6,474,472
	Danaher Corp.	31,103	6,927,882
	Incyte Corp.(A)	134,681	9,987,943
	McKesson Corp.	11,876	7,063,251
	Merck & Company, Inc.	63,352	6,260,445
	Regeneron Pharmaceuticals, Inc.	8,728	5,873,769
	Stryker Corp.	20,314	7,948,665
	Thermo Fisher Scientific, Inc.	14,685	8,777,959
			59,314,386
8.86%	INDUSTRIALS
	Cummins, Inc.	28,568	10,177,350
	Quanta Services, Inc.	27,830	8,560,786
	Union Pacific Corp.	41,508	10,285,267
	United Rentals, Inc.	13,473	10,213,342
	Wabtec Corp.	47,500	9,876,200
			49,112,945
29.18%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	36,900	16,141,905
	Apple, Inc.	81,160	19,153,760
	Applied Materials, Inc.	95,000	17,133,250
	Cisco Systems, Inc.	317,483	19,239,470
	HP, Inc.	505,940	16,443,050
	International Business Machines Corp.	83,030	21,230,771
	KLA Corp.	23,908	17,649,842
	Oracle Corp.	101,657	17,287,789
	Roper Technologies, Inc.	30,303	17,443,922
			161,723,759
1.65%	MATERIALS
	Celanese Corp. Class A	41,785	2,968,406
	The Sherwin-Williams Co	17,300	6,196,168
			9,164,574
2.57%	REAL ESTATE
	CBRE Group, Inc.(A)	98,581	14,268,614
	APPLIED FINANCE SELECT FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
2.26%	UTILITIES
	DTE Energy Co.	49,702	$5,958,276
	Public Service Enterprise Group, Inc.	78,753	6,579,026
			12,537,302
99.74%	TOTAL COMMON STOCK		552,933,472
0.22% MONEY MARKET FUND
Federated Treasury Obligations Fund 4.250%(B)	1,193,805	1,193,805
99.96%	TOTAL INVESTMENTS	554,127,277
0.04%	Other assets, net of liabilities	218,721
100.00%	NET ASSETS	$ 554,345,998

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2025

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$552,933,472			$552,933,472
MONEY MARKET FUND		$1,193,805			$1,193,805
TOTAL INVESTMENTS		$554,127,277			$554,127,277

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $395,815,182, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$173,679,244
Gross unrealized depreciation	(15,367,149)
Net unrealized appreciation	$158,312,095